Schedule of Summarizes the Activity for Stock Options Granted Under the Plan (Details) - $ / shares		3 Months Ended	12 Months Ended
	Jan. 01, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, balance	8,065,166	18,521,166	8,065,166	7,515,166
Weighted average exercise price, balance	$ 1.17	$ 1.65	$ 1.17	$ 1.19
Option outstanding		500,000	10,675,000	550,000
Weighted average exercise price, Granted			$ 1.99	$ 0.91
Total Options Outstanding Exercised			219,000
Weighted average exercise price, Exercised			$ 0.42
Options, balance			18,521,166	8,065,166
Weighted average exercise price, balance			$ 1.65	$ 1.17
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, balance		18,521,166
Options, balance			18,521,166
Share-Based Payment Arrangement, Option [Member] | Yerbae Brands Corp [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, balance	2,141,526	2,163,635	2,141,526
Weighted average exercise price, balance	$ 1.10	$ 1.06	$ 1.10
Option outstanding	531,250		985,475
Weighted average exercise price, Granted			$ 0.79
Total Options Outstanding Exercised
Weighted average exercise price, Exercised
Total Options Outstanding Forfeited			(963,366)
Weighted average exercise price, Forfeited			$ 0.84
Options, balance			2,163,635	2,141,526
Weighted average exercise price, balance			$ 1.06	$ 1.10
Weighted average remaining contractual life			5 years 3 months 18 days
Total Options Outstanding Exercisable			1,255,935
Weighted average exercisable, Balance			$ 1.17
Weighted average remaining contractual life, Excersiable			5 years